OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Other Current Liabilities

(in thousands of $)	2017	2016
Deferred revenue	9,733	13,554
Derivative - earn-out units (see notes 23 and 27)	7,400	15,000
Preferred units dividend payable (see note 27)	2,080	—
Mark-to-market interest rate swaps valuation (see note 23)	1,618	6,143
Other creditors	1,485	260
Deferred credits from capital lease transactions (see note 22)	625	625
Mark-to-market cross currency interest rate swaps valuation (see note 23)	—	81,454
	22,941	117,036